Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pre-tax income from continuing operations
Amortization of acquired intangible assets		$ (1,627)	$ (1,747)	$ (1,838)
Acquisition-related charges		(33)	(18)	(43)
Non-operating retirement-related (costs)/income		39	(6,548)	(1,282)
Kyndryl-related impacts		0	(351)	118
Workforce rebalancing charges		(435)	0	0
Other-divested businesses		5	91	(102)
Pre-tax income from continuing operations		8,690	1,156	4,837
Pre-tax pension settlement charge	$ 5,900	0	5,894	0
Operating Segments
Pre-tax income from continuing operations
Workforce rebalancing charges			(40)	(182)
Pre-tax income from continuing operations		11,283	10,441	8,765
Unallocated corporate amounts and other
Pre-tax income from continuing operations
Pre-tax income from continuing operations		$ (541)	$ (712)	$ (782)